Financial Instruments (Tables)	3 Months Ended
Mar. 31, 2021
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Schedule of Three Levels of Fair Value Hierarchy

The three levels of the fair value hierarchy are as follows:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;
●	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly; and
●	Level 3 – Inputs that are not based on observable market data

		March 31	December 31
	Fair value	2021	2020
	hierarchy	$	$

Financial assets
Fair value through profit and loss
Marketable securities	Level 1	1,690	2,138
Warrants	Level 2	141	212
Trade receivables	Level 2	1,254	1,782
Forward foreign exchange contracts	Level 2	-	21
		3,085	4,153